INTANGIBLE ASSETS (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS
Year ending December 31, 2022	$ 6,306	$ 8,420
Year ending December 31, 2023	8,420	8,420
Year ending December 31, 2024	8,420	8,420
Year ending December 31, 2025	2,533	2,533
Thereafter	11,083	11,083
Total amortization of intangible assets expense	$ 36,762	$ 38,876